Deferred and current taxation - Principal components of deferred tax (Details) - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Principal components of deferred tax
Total	€ (299.9)	€ (417.4)	€ (395.2)	€ (473.1)
Unrecognized deferred tax assets	132.0	0.0	0.0
Arising on capital allowances and other temporary differences
Principal components of deferred tax
Total	(352.9)	(375.7)	(444.7)
Derivatives
Principal components of deferred tax
Total	52.4	(42.3)	48.9
Pensions
Principal components of deferred tax
Total	0.6	0.6	0.6
Un-remitted earnings of overseas subsidiaries
Principal components of deferred tax
Total	€ 0.0	€ 0.0	€ 0.0